Fees Summary	Jan. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,251,000
Previously Paid Amount	0.00
Total Fee Amount	2,181.83
Total Offset Amount	0.00
Net Fee	2,181.83
Narrative - Max Aggregate Offering Price	$ 14,251,000
Final Prospectus	true